CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
IPO [Member]
Issuance expenses	$ 2,945
Value of warrants	196
Registered Direct Public Offering [Member]
Issuance expenses	1,225
Value of warrants	$ 125